Related-party Transactions - Schedule of Acquisition of Property, Plant and Equipment in Related Party Transactions (Detail) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Acquisition of property, plant and equipment		$ 23,991	$ 10,976	$ 4,350
Associates [member]
Disclosure of transactions between related parties [line items]
Acquisition of property, plant and equipment		6,555	6,527	1,549
Others [member]
Disclosure of transactions between related parties [line items]
Acquisition of property, plant and equipment	[1]	$ 17,436	$ 4,449	$ 2,801

[1]	Entities which are substantive related parties of the Company but not been accounted for using the equity method, mainly Qisda Corporation and its subsidiaries.